Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Share-Based Compensation

11. Share-Based Compensation

The Company's 2002 Stock Incentive Plan (Plan), as amended and restated May 15, 2002, is intended to attract and retain employees and non-employee directors, offer them incentives to put forth maximum efforts for the success of the Company's business and afford them an opportunity to acquire a proprietary interest in the Company. The Plan allows the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards or other stock-based awards to eligible employees and non-employee directors. The Plan incorporates the following prior plans: 1991 Stock and Incentive Plan, 1998 Broad-Based Stock Incentive Plan and Non-employee Director Stock Option Plan. All outstanding stock options, restricted stock and other awards issued under the prior plans shall remain subject to the terms and conditions of these plans under which they were issued.

As of December 31, 2010, the Company had 63.4 million shares available for future grants of share-based awards under its share-based compensation plan, including, but not limited to, incentive or non-qualified stock options, stock-settled stock appreciation rights (SARs), and up to 12.5 million of awards in restricted stock and restricted stock units (collectively, restricted shares). The Company's outstanding share-based awards consist mainly of non-qualified stock options, SARs and restricted shares.

Stock Options and SARs

Stock options and SARs generally vest ratably over four to six years and may be exercised up to 10 years from the date of grant. Stock option and SAR activity for the year ended December 31, 2010 is summarized in the table below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in millions)		(in years)	(in millions)
Outstanding at beginning of period	124	$39
Granted	10	33
Exercised	(12)	19
Forfeited	(10)	39

Outstanding at end of period	112	$40	5.3	$395

Exercisable at end of period	82	$42	4.4	$283
Vested and expected to vest end of period	110	$40	5.3	$388

To determine compensation expense related to the Company's stock options and SARs, the fair value of each award is estimated on the date of grant using an option-pricing model. For purposes of estimating the fair value of the Company's employee stock option and SAR grants, the Company uses a binomial model. The principal assumptions the Company used in applying the option-pricing models were as follows:

	2010	2009	2008
Risk free interest rate	1.0% - 2.1%	1.7% - 2.4%	2.2% -3.4%
Expected volatility	45.4% - 46.2%	41.3% - 46.8%	29.5%
Expected dividend yield	0.1% - 1.7%	0.1%	0.1%
Forfeiture rate	5.0%	5.0%	5.0%
Expected life in years	4.6- 5.1	4.4- 5.1	4.3

Risk-free interest rates are based on U.S. Treasury yields in effect at the time of grant. Expected volatilities are based on the historical volatility of the Company's common stock and the implied volatility from exchange-traded options on the Company's common stock. Beginning in 2009, the Company changed the weighting of historical and implied volatilities used in the calculation of expected volatility to 90% and 10%, respectively. Before the change, the Company had weighted historical and implied volatility equally. Due to the significant economic turbulence and resulting instability of the exchange-traded options throughout 2008, the Company concluded that they were no longer as representative of the fair value of its common stock over the expected life of its options and SARs. The change had no impact on the Company's reported Net Earnings nor Earnings per Share. The Company uses historical data to estimate option and SAR exercises and forfeitures within the valuation model. The expected lives of options and SARs granted represents the period of time that the awards granted are expected to be outstanding based on historical exercise patterns.

The weighted-average grant date fair value of stock options and SARs granted for 2010, 2009 and 2008 was approximately $13 per share, $10 per share and $9 per share. The total intrinsic value of stock options and SARs exercised during 2010, 2009 and 2008 was $164 million, $282 million and $244 million, respectively.

Restricted Shares

Restricted shares generally vest ratably over three to five years. Compensation expense related to restricted shares is based on the share price on date of grant. Restricted share activity for the year ended December 31, 2010 is summarized in the table below:

(shares in millions)	Shares	Weighted- Average Grant Date Fair Value
Nonvested at beginning of period	11	$32
Granted	6	32
Vested	(3)	33
Forfeited	(1)	32

Nonvested at end of period	13	$31

The weighted-average grant date fair value of restricted shares granted during 2010, 2009 and 2008 was approximately $32 per share, $29 per share and $34 per share, respectively. The total fair value of restricted shares vested during 2010, 2009 and 2008 was $99 million, $56 million and $17 million, respectively.

Employee Stock Purchase Plan

The Company's Employee Stock Purchase Plan (ESPP) is intended to enhance employee commitment to the goals of the Company, by providing a means of achieving stock ownership at advantageous terms to eligible employees of the Company. Eligible employees are allowed to purchase the Company's stock at a discounted price, which is 85% of the lower market price of the Company's common stock at the beginning or at the end of the six-month purchase period. During 2010, 2009 and 2008, 3.8 million shares, 3.7 million shares and 2.9 million shares of common stock, respectively, were purchased under the ESPP. The compensation expense is included in the compensation expense amounts recognized and discussed below. As of December 31, 2010, there were 5.6 million shares of common stock available for issuance under the ESPP.

Share-Based Compensation Recognition

The Company recognizes compensation expense for share-based awards, including stock options, SARs and restricted shares, on a straight-line basis over the related service period (generally the vesting period) of the award, or to an employee's eligible retirement date under the award agreement, if earlier. Beginning with share-based awards granted in 2009, the Company's equity award program includes a retirement provision that treats all employees who are age 55 or older with at least ten years of recognized employment with the Company as retirement-eligible. For 2010, 2009 and 2008, the Company recognized compensation expense related to its share-based compensation plans of $326 million ($278 million net of tax effects), $334 million ($220 million net of tax effects) and $305 million ($202 million net of tax effects), respectively. Share-based compensation expense is recognized in Operating Costs in the Company's Consolidated Statements of Operations. As of December 31, 2010, there was $449 million of total unrecognized compensation cost related to share awards that is expected to be recognized over a weighted-average period of 1.2 years. For 2010, 2009 and 2008, the income tax benefit realized from share-based award exercises was $78 million, $94 million and $106 million, respectively.

As further discussed in Note 10 of Notes to the Consolidated Financial Statements, the Company maintains a share repurchase program. The objectives of the share repurchase program are to optimize the Company's capital structure, cost of capital and return to shareholders, as well as to offset the dilutive impact of shares issued for share-based award exercises.

Other Employee Benefit Plans

The Company also offers a 401(k) plan for all employees. Compensation expense related to this plan was not significant for the years 2010, 2009 and 2008.

In addition, the Company maintains non-qualified, unfunded deferred compensation plans, which allow certain members of senior management and executives to defer portions of their salary or bonus and receive certain Company contributions on such deferrals, subject to plan limitations. The deferrals are recorded within Long-Term Investments with an approximately equal amount in Other Liabilities in the Consolidated Balance Sheets. The total deferrals are distributable based upon termination of employment or other periods, as elected under each plan and were $258 million and $216 million as of December 31, 2010 and 2009, respectively.